Note 8 - Securities Owned and Securities Sold, But Not Yet Purchased, at Fair Value - Schedule of Securities Owned and Securities Sold, But Not Yet Purchased, at Fair Value (Details) - USD ($)	Sep. 30, 2016	Sep. 30, 2015
Securities owned at fair value	$ 2,357,000	$ 887,000
Corporate Stocks [Member]
Securities owned at fair value	101,000	44,000
Securities sold, but not yet purchased at fair value	298,000	32,000
Municipal Bond [Member]
Securities owned at fair value	2,111,000	638,000
Restricted Stock and Warrants [Member]
Securities owned at fair value	145,000	205,000
Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	2,212,000	682,000
Fair Value, Inputs, Level 1 [Member] | Corporate Stocks [Member]
Securities owned at fair value	101,000	44,000
Securities sold, but not yet purchased at fair value	298,000	32,000
Fair Value, Inputs, Level 1 [Member] | Municipal Bond [Member]
Securities owned at fair value	2,111,000	638,000
Fair Value, Inputs, Level 1 [Member] | Restricted Stock and Warrants [Member]
Securities owned at fair value
Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	145,000	205,000
Fair Value, Inputs, Level 2 [Member] | Corporate Stocks [Member]
Securities owned at fair value
Securities sold, but not yet purchased at fair value
Fair Value, Inputs, Level 2 [Member] | Municipal Bond [Member]
Securities owned at fair value
Fair Value, Inputs, Level 2 [Member] | Restricted Stock and Warrants [Member]
Securities owned at fair value	145,000	205,000
Fair Value, Inputs, Level 3 [Member]
Securities owned at fair value
Fair Value, Inputs, Level 3 [Member] | Corporate Stocks [Member]
Securities owned at fair value
Securities sold, but not yet purchased at fair value
Fair Value, Inputs, Level 3 [Member] | Municipal Bond [Member]
Securities owned at fair value
Fair Value, Inputs, Level 3 [Member] | Restricted Stock and Warrants [Member]
Securities owned at fair value